Trade and Other Payables - Schedule of Trade and Other Payables (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Schedule of Trade and Other Payables [Abstract]
Trade payables – third parties	$ 2,568,272	$ 1,653,660
Advance payment from customers	172,821	464,080
Accrued expenses	1,292,291	343,491
Other payables	391,446	5,137
Trade and other payables	$ 4,424,830	$ 2,466,368